Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,521	$ 9,355	$ 7,408
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,007	5,155	4,049
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,894	4,200	3,359
Restructuring and other non-recurring items (note 14)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 620